File Nos. 002-98772

811-04347

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

ON JULY 22, 2019

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 211	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 257	☒

GMO TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant’s telephone number, including area code)

Douglas Y. Charton, Esq.

GMO Series Trust

40 Rowes Wharf

Boston, Massachusetts 02110

(Name and address of agent for service)

with a copy to:

Thomas R. Hiller, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On __________, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On ___________, pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On __________, pursuant to paragraph (a)(2) of Rule 485.

This filing relates solely to the 31 series of the Registrant listed on the front cover of the GMO Trust Prospectus, dated June 30, 2019 and filed with the Securities and Exchange Commission on June 28, 2019 with Post-Effective Amendment No. 210 under the Securities Act of 1933, as amended, and Amendment No. 256 under the Investment Company Act of 1940, as amended. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

GMO TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment No. 211 under the 1933 Act and Amendment No. 257 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 22nd day of July, 2019.

GMO Trust

By:	SHEPPARD N. BURNETT*
Sheppard N. Burnett
Title:	President; Chief Executive Officer; Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 211 to GMO Trust’s Registration Statement under the 1933 Act has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

SHEPPARD N. BURNETT*	Chief Executive Officer;	July 22, 2019
Sheppard N. Burnett	Principal Executive Officer

BETTY MAGANZINI*	Treasurer; Chief Financial Officer; Chief Accounting	July 22, 2019
Betty Maganzini	Officer; Principal Financial and Accounting Officer

PAUL BRAVERMAN*	Trustee	July 22, 2019
Paul Braverman

DONALD W. GLAZER*	Trustee	July 22, 2019
Donald W. Glazer

JASON B. HARRISON*	Trustee, President	July 22, 2019
Jason B. Harrison

PETER TUFANO*	Trustee	July 22, 2019
Peter Tufano

*By:	/s/ Douglas Y. Charton
Douglas Y. Charton
Attorney-in-Fact**

**	Pursuant to Power of Attorney for each of Paul Braverman, Donald W. Glazer, and Peter Tufano filed with the SEC as part of Post-Effective Amendment No. 191 to the Registration Statement under the 1933 Act and Amendment No. 237 to the Registration Statement under the 1940 Act on December 23, 2016; pursuant to Power of Attorney for Jason B. Harrison filed with the SEC as part of Post-Effective Amendment No. 199 to the Registration Statement under the 1933 Act and Amendment No. 245 to the Registration Statement under the 1940 Act on April 16, 2018; and pursuant to Power of Attorney for each of Sheppard N. Burnett and Betty Maganzini filed with the SEC as part of Post-Effective Amendment No. 205 to the Registration Statement under the 1933 Act and Amendment No. 251 to the Registration Statement under the 1940 Act on February 1, 2019.

GMO TRUST 485(b) FILING (XBRL)

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.INS	XBRL Instance Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
EX-101.SCH	XBRL Taxonomy Extension Schema Document

Other.
1	Certificate of Clerk of the Trust certifying resolutions by the Board of Trustees of the Trust required pursuant to Rule 483 under the 1933 Act.